COMBINED CARVE-OUT BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement
Allowance for doubtful accounts, net	$ 402	$ 433	$ 361	$ 216
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in shares)	990,000,000	990,000,000	990,000,000
Ordinary shares, shares issued (in shares)	29,213,801	29,213,801	29,213,801
Ordinary shares, shares outstanding (in shares)	28,200,755	28,035,934	27,812,754